Average Annual Total Returns{- Fidelity International Capital Appreciation K6 Fund} - 10.31 Fidelity International Capital Appreciation K6 Fund PRO-05 - Fidelity International Capital Appreciation K6 Fund
	Fidelity International Capital Appreciation K6 Fund Return Before Taxes Past 1 year	Fidelity International Capital Appreciation K6 Fund Return Before Taxes Since Inception		MS112 Past 1 year	MS112 Since Inception
Total	22.82%	14.50%	[1]	10.81%	7.39%	[1]

[1]	(a)From May 25, 2017